Investment Strategy	Mar. 13, 2026
Arimathea Catholic Bond Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Arimathea (the “Sub-Adviser”) also serves as the Fund’s index provider (the “Index Provider”), and selects for the Index constituents that are investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related fixed-income securities (such as U.S. Government Sponsored Enterprises (“GSEs”)), including corporate issuers and U.S. Treasuries, Government agency bonds, investment-grade corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS). Since the Sub-Adviser serves as the Index Provider and is responsible for developing, maintaining, and reconstituting the Index, the Fund is considered “self-indexed.” As a result, the Sub-Adviser is responsible both for constructing the Index and for managing the Fund in accordance with the Index methodology.

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Arimathea Catholic Bond Index (the “Index”), which, for the Fund, are considered fixed-income securities. The Fund attempts to achieve a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Index. The Fund’s ability to match its investment performance to the investment performance of its Index may be affected by, among other things, the Fund’s expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Index is calculated, the size of the Fund’s investment portfolio, and the timing, frequency and size of shareholder purchases and redemptions.

The Index is a weighted index comprised of fixed-income securities. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. companies, and tracking stocks. The Fund will not concentrate its investments in any particular industry.

The Index Provider applies a screen based on a proprietary selection methodology that is designed to identify those issuers of fixed-income securities that meet its determination of Catholic values based upon the Socially Responsible Investment Guidelines for the United States Conference of Catholic Bishops or Mensuram Bonam, a faith-based framework for Catholic investors (“Catholic Faith-Based Guidelines”). When applying this screen, the Index Provider excludes issuers that are involved with abortion, contraception, embryonic stem cell research/human cloning, human rights violations, or that produce pornography, alcohol, tobacco, armaments that are unguided or indiscriminate, gambling equipment or software, betting establishments, or other activities that conflict with the Catholic Faith-Based Guidelines.

Next, the Index Provider excludes from the remaining fixed-income securities all those with a maturity less than one year and that are rated below investment-grade.

Next, the Index Provider selects fixed-income securities primarily from the Bloomberg U.S. Aggregate Bond Index (“Reference Index”) and the Sub-Adviser applies a Catholic faith based framework to exclude issuers who’s business activities it determines are inconsistent with the Catholic Faith-Based Guidelines. The Sub-Adviser also conducts ongoing monitoring of companies held in a Fund’s portfolio to assess whether they continue to meet the Fund’s requirements regarding biblically aligned companies. If the Sub-Adviser determines that a portfolio company no longer meets these requirements, the Sub-Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders.

In the last screen, the Index Provider applies sector and regional weights based on market value representations within the Reference Index subject to the adjustments resulting from the exclusions of ineligible issuers.

The Index Provider rebalances the Index monthly. The Sub-Adviser monitors the policies and practices of the issuers of the fixed-income securities for various issues contemplated by the Catholic Faith-Based Guidelines. If the Index Provider becomes aware that the Index contains a company whose policies and practices are inconsistent with the Catholic values described herein, the Index Provider will remove such company’s fixed-income securities during the rebalance. The Sub-Adviser may sell fixed-income securities in the Fund’s portfolio any time it learns that the company issuing such securities has policies and practices are inconsistent with the Catholic Faith-Based Guidelines, which may be at a time when it would be disadvantageous to do so and such a sale may contribute to tracking error. The Fund may perform differently than other funds that do not invest within Catholic Faith-Based Guidelines. The Index Provider during the rebalance may remove a fixed-income security that has had extreme price movements or recent weak performance.

All securities in the Index are rated investment-grade. The dollar-weighted average maturity of the fixed-income securities that make up the Index is expected to be generally consistent with the dollar-weighted average maturity of the fixed-income securities that make up the Reference Index.

The Fund utilizes sampling techniques that are designed to allow the Fund to duplicate substantially the investment performance of the Index. However, the Fund is not expected to track the Index with the same degree of accuracy that complete replication of the Index would provide.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Arimathea Catholic Bond Index (the “Index”), which, for the Fund, are considered fixed-income securities.
FIS Bright Portfolios Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to provide investors with stable income, capital preservation, and long-term risk-adjusted returns through an intermediate-duration bond ladder that invests primarily in high-quality corporate debt issued by companies selected pursuant to the Fund’s Bright Score methodology which the Bright Portfolios, LLC (the “Sub-Adviser”) believes contribute to the common good. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in bonds.

The Sub-Adviser uses a laddered structure to create natural reinvestment opportunities, while the Sub-Adviser maintains discretion over duration and sector allocations to adapt to changing economic conditions, yield curve dynamics, and Federal Reserve policy. The Sub-Adviser selects securities that emphasize issuers with financial strength, stable cash flows, and a demonstrated positive impact on society, reflecting the Sub-Adviser’s conviction that investing in the common good enhances portfolio sustainability. Through this approach, the Fund aims to serve as a core fixed income allocation, offering steady income, and alignment with values-driven investing.

The debt securities in which the Fund may invest include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities (such as U.S. Government Sponsored Enterprises (“GSEs”)) believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities.

The Sub-Adviser then identifies securities of biblically aligned companies whose products, processes, and priorities align with Christian values and positively impact the world through its Bright Score methodology. The Sub-Adviser strives to construct and maintain a portfolio that avoids investments in companies that manufacture or distribute products or services or otherwise engage in activities that that the Sub-Adviser believes conflict with or are inconsistent with Christian values, such as abortion, embryonic stem cell research/human cloning, human rights violations, pornography, alcohol, tobacco, and/or gambling. The “Bright Score” methodology utilizes information from third-party research firms when evaluating potential investments. Specifically, the Bright Score methodology refers to one or more lists of companies constructed by third-party research firms containing names of companies that may be of concern to those with Christian values. The Sub-Adviser then conducts its own research on the policies and practices of a company before determining whether it believes the company conflicts with Christian values. The portfolio managers anticipate that the security selection process will identify approximately 30 to 50 companies for inclusion in the Fund’s portfolio. The Sub-Adviser seeks to identify biblically aligned companies. If, through its screening process, the Sub-Adviser determines that a company’s activities conflict with biblically aligned companies, the company will be excluded from consideration for investment by the Fund.

The Sub-Adviser also conducts ongoing monitoring of companies held in the Fund’s portfolio to assess whether they continue to meet the Fund’s requirements regarding biblically aligned companies. If the Sub-Adviser determines that a portfolio company no longer meets these requirements, the Sub-Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in bonds.
FIS Faith Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities issued by biblically aligned companies. Asterozoa Capital Management, LLC (the “Sub-Adviser”) actively manages the Fund with opportunistic credit strategy focused on security selection within corporate debt and securitized products. By deploying a multi-step investment process, the Sub-Adviser combines macroeconomic, quantitative, and fundamental research, the Fund seeks to generate alpha that diversifies the traditional investment portfolio. The Fund invests primarily in fixed income securities (such as U.S. Government Sponsored Enterprises (“GSEs”)). The Sub-Adviser is responsible for fixed income security selection and for the Fund’s derivatives strategy.

Under normal circumstances, the Fund invests primarily in income producing securities, including U.S. and foreign investment grade corporate bonds, common stock and preferred stock, bonds issued by the U.S. Treasury, and asset-backed and mortgage-backed securities and other securitized products. The Sub-Adviser selects the fixed income securities based on fundamental, bottom-up research. Bottom-up research refers to the Sub-Adviser’s evaluation of individual issuers based on company fundamentals, financial condition, and market positioning (as opposed to top-down approach which relies primarily on a macroeconomic or sector-wide focus). In its bottom-up research, the Sub-Adviser develops an internal rating and outlook on securities of biblically aligned companies.  The Sub-Adviser may sell an investment if the issuer’s credit quality or other fundamental characteristic declines, if the investment does not perform as expected, or to adjust the asset allocation or when it believes a different investment presents a more attractive risk return opportunity. The Fund targets fixed income securities with varied maturities, durations, and quality requirements. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Maturity is the period during which its owner will receive interest payments on the investment. With respect to a bond’s quality, the Sub-Adviser references the grade given to a bond by a rating service that indicates its credit quality. The rating takes into consideration a bond issuer’s financial strength or its ability to pay a bond’s principal and interest in a timely fashion.

The Fund may use derivatives, such as futures, foreign exchange derivatives, options, and swaps, to increase or decrease its exposure to changing security prices or other factors that affect security values, to enhance income, to hedge against certain risks, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.

The Sub-Adviser identifies securities of biblically aligned companies whose products, processes, and priorities align with Christian values and positively impact the world. The Sub-Adviser strives to construct and maintain a portfolio that avoids investments in companies that manufacture or distribute products or services or otherwise engage in activities that that the Sub-Adviser believes conflict or are inconsistent with Christian values, such as abortion, embryonic stem cell research/human cloning, human rights violations, pornography, alcohol, tobacco, and/or gambling. The Sub-Adviser seeks to identify securities of biblically aligned companies. If, through its screening process, the Sub-Adviser determines that a company’s activities conflict with biblically aligned companies, the company will be excluded from consideration for investment by the Fund.

The Sub-Adviser also conducts ongoing monitoring of companies held in a Fund’s portfolio to assess whether they continue to meet the Fund’s requirements regarding biblically aligned companies. If the Sub-Adviser determines that a portfolio company no longer meets these requirements, the Sub-Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders.

The Fund may invest up to 10% of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Sub-Adviser’s opinion, there are not sufficient investment opportunities.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Asset Management serves as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities issued by biblically aligned companies.
FIS Tactical Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund or ETF. Under normal circumstances, the Fund invests in equity securities, including common stock and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of domestic and international companies, including companies located in emerging markets. The Fund’s tactical investment approach is based on proprietary analysis by the Faith Investor Services, LLC (the “Adviser”)  of macroeconomic events, changing market breadth and volatility, among other factors. To the extent that the Fund invests in securities of foreign issuers, it generally will invest in ADRs and GDRs. Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity. In addition to large capitalization securities, the Fund may invest in small and mid-capitalization companies.

The Adviser employs a tactical active management investment strategy in seeking to achieve the Fund’s investment objective. The strategy first uses a quantitative screen on the investable global equity market looking at five key metrices: financial health, earnings trends, historical valuation, relative strength, and risk of each company. The strategy next applies a Christian values overlay to establish the universe of securities eligible for investment. The strategy then combines fundamental research and qualitative analysis, to identify companies that have above-average investment potential. The portfolio is constructed with considerations relative to the sector and regional weights of S&P 500 Total Return Index, the Fund’s benchmark index (the “Benchmark”) in an attempt to ensure broad diversification. After identifying the universe of potentially eligible securities based on the Fund’s quantitative screens in combination with its Christian values overlay, the Adviser evaluates how the Fund’s sector exposures and regional exposures compare with those of the Benchmark, and the broader investable global equity market. The Adviser seeks to identify biblically aligned companies. If, through its screening process, the Adviser determines that a company’s activities conflict with biblically aligned companies, the company will be excluded from consideration for investment by the Fund.

The Adviser also conducts ongoing monitoring of the companies held in the Fund’s portfolio to assess whether they continue to meet the Fund’s requirements regarding biblically aligned companies. If the Adviser determines that a portfolio company no longer meets these requirements, the Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees (“Board”) of FIS Trust (the “Trust”) without shareholder approval upon 60 days’ written notice to shareholders.

The Adviser’s Christian values overlay intends to identify companies whose products, processes, and priorities align with Christian values and positively impact the world. The Adviser strives to construct and maintain a portfolio that avoids investments in companies that manufacture or distribute products or services or otherwise engage in activities that that the Adviser believes conflict or are inconsistent with Christian values, such as abortion, embryonic stem cell research/human cloning, human rights violations, pornography, alcohol, tobacco, and/or gambling.

The Fund may invest up to 10% of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient investment opportunities.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Asset Management serves as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity.